Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SATURNA INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 30, 2012
SEXTANT INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Sextant International Fund

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The International Fund diversifies its investments among many countries, favoring those with mature markets (such as Europe and Canada). The Fund invests at least 65% of its assets in companies with their headquarters and major assets and earnings outside the U.S. The Fund diversifies its investments across industries, companies, and countries. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser’s assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. There is no restriction on the size of companies in which the Fund invests, but it favors larger and more established firms.
Risk [Heading]	rr_RiskHeading

Principal Risks of Investing

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of International Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries and companies in which the Fund invests.

		Foreign investing involves risks not typically associated with investing in U.S. securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the International Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

		Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the International Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sextantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

Annual Total Return

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q4 2003	20.3%
Worst Quarter	Q3 2002	-25.1%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
SEXTANT INTERNATIONAL FUND | Sextant International Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees (varies with performance)	rr_ManagementFeesOverAssets	0.52%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,084
2002	rr_AnnualReturn2002	(22.82%)
2003	rr_AnnualReturn2003	49.54%
2004	rr_AnnualReturn2004	17.40%
2005	rr_AnnualReturn2005	16.75%
2006	rr_AnnualReturn2006	22.02%
2007	rr_AnnualReturn2007	16.76%
2008	rr_AnnualReturn2008	(27.02%)
2009	rr_AnnualReturn2009	23.49%
2010	rr_AnnualReturn2010	11.64%
2011	rr_AnnualReturn2011	(8.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.10%)
1 Year	rr_AverageAnnualReturnYear01	(8.76%)
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	7.54%
Return after taxes on distributions | SEXTANT INTERNATIONAL FUND | Sextant International Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.88%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	7.40%
Return after taxes on distributions and sale of Fund shares | SEXTANT INTERNATIONAL FUND | Sextant International Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.86%)
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years	rr_AverageAnnualReturnYear10	6.63%
NYSE Arca International Market Index (reflects no deduction for fees, expenses or taxes) | SEXTANT INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.72%)
5 Years	rr_AverageAnnualReturnYear05	(2.31%)
10 Years	rr_AverageAnnualReturnYear10	4.98%